Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes Details [Abstract]
Current tax expense	$ 52	$ 19	$ 76
Deferred tax recovery	(393)	(419)	(412)
Income tax recovery	$ (341)	$ (400)	$ (336)